Summary of Significant Accounting Policies (Details 4) (USD $)	0 Months Ended		12 Months Ended
	Nov. 09, 2012	Nov. 04, 2011	Dec. 31, 2011
Assumptions and other inputs used to compute the fair value of the warrant liability
Common stock price	$ 0.70	$ 1.92	$ 1.05
Expected warrant exercise price	$ 1.46	$ 1.46	$ 1.46
Remaining term of warrant (years)	4 years	5 years	4 years 9 months 18 days
Expected volatility	59.00%	61.00%	58.00%
Average risk free interest rate	0.50%	0.90%	0.80%
Expected dividend yield
Expected percentage of warrants to be exercised	100.00%	100.00%	100.00%